     As filed with the Securities and Exchange Commission on June 30, 2010

                                                 File Nos. 333-47016; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


  Registration Statement Under The Securities Act
                      of 1933                                               [X]
                          Pre-Effective Amendment
                          No.                                               [_]
                          Post-Effective
                          Amendment No. 39                                  [X]

                      and/or

    Registration Statement Under the Investment
                Company Act of 1940                                         [X]
                 Amendment No. 114                                          [X]
         (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq.
                           Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on September 17, 2010. Assets held by the Separate Account which are invested in the Portfolio will be transferred at the close of trading on the NYSE on September 17, 2010 to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.


Subaccounts



                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                      Investment Objective                 as applicable)
                   ---------------------------------------------------------------------------------------------------------
AIM VARIABLE       Invesco V.I. Capital Appreciation    Long-term growth of capital.             Invesco Advisers, Inc.
INSURANCE FUNDS    Fund -- Series I shares (formerly,
(INVESCO VARIABLE  AIM V.I. Capital Appreciation
INSURANCE FUNDS)   Fund -- Series I shares)
                   ---------------------------------------------------------------------------------------------------------
                   Invesco V.I. Core Equity Fund --     Long-term growth of capital.             Invesco Advisers, Inc.
                   Series I shares (formerly, AIM V.I.
                   Core Equity Fund -- Series I
                   shares)
                   ---------------------------------------------------------------------------------------------------------
                   Invesco V.I. International Growth    Long-term growth of capital.             Invesco Advisers, Inc.
                   Fund -- Series II shares (formerly,
                   AIM V.I. International Growth
                   Fund -- Series II shares)
                   ---------------------------------------------------------------------------------------------------------
                   Invesco Van Kampen V.I.              Seeks capital growth and income          Invesco Advisers, Inc.
                   Comstock Fund -- Series II           through investments in equity
                   Shares (formerly, Comstock           securities, including common stocks,
                   Portfolio -- Class II shares)        preferred stocks and securities
                                                        convertible into common and preferred
                                                        stocks.
                   ---------------------------------------------------------------------------------------------------------


19776NY SUPPC 06/30/10


                         Subaccount Investing In                    Investment Objective
                         ---------------------------------------------------------------------------
                         Invesco Van Kampen V.I. Equity    Seeks both capital appreciation and
                         and Income Fund -- Series II      current income.
                         shares (formerly, Equity and
                         Income Portfolio -- Class II
                         shares)
                         ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN        AllianceBernstein Balanced        Seeks to maximize total return
VARIABLE PRODUCTS        Wealth Strategy Portfolio --      consistent with the adviser's
SERIES FUND, INC.        Class B                           determination of reasonable risk.
                         ---------------------------------------------------------------------------
                         AllianceBernstein Global          Long-term growth of capital.
                         Thematic Growth Portfolio --
                         Class B
                         ---------------------------------------------------------------------------
                         AllianceBernstein Growth and      Long-term growth of capital.
                         Income Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AllianceBernstein International   Long-term growth of capital.
                         Value Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AllianceBernstein Large Cap       Long-term growth of capital.
                         Growth Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AllianceBernstein Small Cap       Long-term growth of capital.
                         Growth Portfolio -- Class B
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --   The fund pursues long-term total
VARIABLE PORTFOLIOS II,  Class II                          return using a strategy that seeks to
INC.                                                       protect against U.S. inflation.
                         ---------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I. Fund   Seeks capital appreciation, and
SERIES FUNDS, INC.       -- Class III Shares               secondarily, income.

                         ---------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.  Seeks high total investment return.
                         Fund -- Class III Shares



                         ---------------------------------------------------------------------------
                         BlackRock Value Opportunities     Seeks long-term growth of capital.
                         V.I. Fund -- Class III Shares

                         ---------------------------------------------------------------------------
COLUMBIA FUNDS           Columbia Marsico Growth Fund,     The fund seeks long-term growth of
VARIABLE INSURANCE       Variable Series -- Class A        capital.
TRUST I
                         ---------------------------------------------------------------------------
                         Columbia Marsico International    The fund seeks long-term growth of
                         Opportunities Fund, Variable      capital.
                         Series -- Class B
                         ---------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund      To provide a high level of current
TRUST                                                      income.
                         ---------------------------------------------------------------------------
EVERGREEN VARIABLE       Evergreen VA Omega Fund --        Seeks long term capital growth.
ANNUITY TRUST            Class 2/1/
                         ---------------------------------------------------------------------------
FEDERATED INSURANCE      Federated High Income Bond        Seeks high current income by
SERIES                   Fund II -- Service Shares         investing in lower-rated corporate debt
                                                           obligations, commonly referred to as
                                                           "junk bonds."
                         ---------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
--------------------------------------------------------------------------
Seeks both capital appreciation and      Invesco Advisers, Inc.
current income.



--------------------------------------------------------------------------
Seeks to maximize total return           AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.


--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
The fund pursues long-term total         American Century Investment
return using a strategy that seeks to    Management, Inc.
protect against U.S. inflation.
--------------------------------------------------------------------------
Seeks capital appreciation, and          BlackRock Advisors, LLC
secondarily, income.                     (subadvised by BlackRock
                 Investment Management, LLC)
--------------------------------------------------------------------------
Seeks high total investment return.      BlackRock Advisors, LLC
        (subadvised by BlackRock
                                         Investment Management, LLC and
                                         BlackRock Asset Management U.K.
                                         Limited)
--------------------------------------------------------------------------
Seeks long-term growth of capital.       BlackRock Advisors, LLC
        (subadvised by BlackRock
                                         Investment Management, LLC)
--------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
                 Marsico Capital Management, LLC)
--------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)
--------------------------------------------------------------------------
To provide a high level of current       Eaton Vance Management
income.
--------------------------------------------------------------------------
Seeks long term capital growth.          Evergreen Investment Management
 Company, LLC
--------------------------------------------------------------------------
Seeks high current income by             Federated Investment Management
investing in lower-rated corporate debt  Company
obligations, commonly referred to as
"junk bonds."
--------------------------------------------------------------------------



                    /1/ Effective July 16, 2010, the Evergreen VA Omega Fund --
                        Class 2 will be reorganized into the following fund:



                                                                                          Adviser (and Sub-Adviser(s),
                      Subaccount Investing In               Investment Objective                 as applicable)
                      ----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE  Wells Fargo Advantage VT Omega  The fund seeks long-term capital  Wells Fargo Funds Management,
TRUST                 Growth Fund -- Class 2          appreciation.                     LLC (sub-advised by Wells Capital
                                                                                        Management Incorporated)
                      ----------------------------------------------------------------------------------------------------


                       Subaccount Investing In                      Investment Objective
                       ------------------------------------------------------------------------------
                       Federated Kaufmann Fund II --      Seeks capital appreciation.
                       Service Shares


                       ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Balanced Portfolio -- Service  Seeks income and capital growth
INSURANCE PRODUCTS     Class 2                            consistent with reasonable risk.
FUND










                       ------------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                       Portfolio -- Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                       Service Class 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the Standard & Poor's
                                                          500/SM/ Index (S&P 500(R)).
                       ------------------------------------------------------------------------------
                       VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Growth & Income Portfolio      Seeks high total return through a
                       -- Service Class 2                 combination of current income and
                                                          capital appreciation.
                       ------------------------------------------------------------------------------
                       VIP Investment Grade Bond          Seeks as high a level of current income
                       Portfolio -- Service Class 2       as is consistent with the preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
                       VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Value Strategies Portfolio --  Seeks capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
FRANKLIN TEMPLETON     Mutual Shares Securities Fund --   Seeks capital appreciation, with
VARIABLE INSURANCE     Class 2 Shares                     income as a secondary goal. The fund
PRODUCTS TRUST                                            normally invests primarily in U.S. and
                                                          foreign equity securities that the
                                                          manager believes are undervalued. The
                                                          fund also invests, to a lesser extent, in
                                                          risk arbitrage securities and distressed
                                                          companies.
                       ------------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                     Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                    as applicable)
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term capital growth. The     Templeton Global Advisors Limited
                   Fund -- Class 2 Shares            fund normally invests primarily in
                                                     equity securities of companies located
                                                     anywhere in the world, including those
                                                     in the U.S. and in emerging markets.
                   ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Core Value Equity Fund --         Seeks long-term growth of capital and   GE Asset Management Incorporated
FUNDS, INC.        Class 1 Shares                    future income.
                   ------------------------------------------------------------------------------------------------------------
                   Money Market Fund/1/              Seeks a high level of current income    GE Asset Management Incorporated
                                                     consistent with the preservation of
                                                     capital and the maintenance of
                                                     liquidity.
                   ------------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund --    Seeks maximum total return through      GE Asset Management Incorporated
                   Class 1 Shares                    current income and capital              (subadvised by Urdang Securities
                                                     appreciation.                           Management, Inc.)
                   ------------------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund -- Class 1  Seeks long-term growth of capital.      GE Asset Management Incorporated
                   Shares                                                                    (subadvised by Palisade Capital
                                                                                             Management, L.L.C., Champlain
                                                                                             Investment Partners, LLC,
                                                                                             GlobeFlex Capital, LP and
                                                                                             SouthernSun Asset Management,
                                                                                             Inc.)
                   ------------------------------------------------------------------------------------------------------------
                   Total Return Fund/2/              Seeks the highest total return,         GE Asset Management Incorporated
                                                     composed of current income and          (subadvised by Urdang Securities
                                                     capital appreciation, as is consistent  Management, Inc. and Palisade
                                                     with prudent investment risk.           Capital Management, L.L.C.)
                   ------------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund -- Class 1       Seeks long-term growth of capital.      GE Asset Management Incorporated
                   Shares
                   ------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE  Genworth Calamos Growth           The fund's investment objective is      Genworth Financial Wealth
INSURANCE TRUST/ / Fund -- Service Shares            long-term capital growth.               Management, Inc. (subadvised by
                                                                                             Calamos Advisors LLC)
                   ------------------------------------------------------------------------------------------------------------
                   Genworth Columbia Mid Cap         The fund's investment objective is      Genworth Financial Wealth
                   Value Fund -- Service Shares      long-term capital appreciation.         Management, Inc. (subadvised by
                                                                                             Columbia Management Advisors,
                                                                                             LLC)
                   ------------------------------------------------------------------------------------------------------------
                   Genworth Davis NY Venture         The fund's investment objective is      Genworth Financial Wealth
                   Fund -- Service Shares            long-term growth of capital.            Management, Inc. (subadvised by
                                                                                             Davis Selected Advisers, L.P.)
                   ------------------------------------------------------------------------------------------------------------
                   Genworth Eaton Vance Large Cap    The fund's investment objective is to   Genworth Financial Wealth
                   Value Fund -- Service Shares      seek total return.                      Management, Inc. (subadvised by
                                                                                             Eaton Vance Management)
                   ------------------------------------------------------------------------------------------------------------
                   Genworth Enhanced International   The fund's investment objective is to   Genworth Financial Wealth
                   Index Fund -- Service Shares      outperform the Morgan Stanley Capital   Management, Inc.
                                                     International Europe, Australasia and
                                                     Far East Index ("MSCI EAFE Index")
                                                     while maintaining a market level of
                                                     risk.
                   ------------------------------------------------------------------------------------------------------------



                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                      Subaccount Investing In                       Investment Objective
                      -------------------------------------------------------------------------------
                      Genworth Goldman Sachs              The fund's investment objective is to
                      Enhanced Core Bond Index            seek to outperform the total return
                      Fund -- Service Shares (formerly,   performance of the Barclays Capital
                      Genworth Legg Mason Western         Aggregate Bond Index (the "Bond
                      Asset Core Plus Bond Fund)          Index") while maintaining a risk level
                                                          commensurate with the Bond Index.
                      -------------------------------------------------------------------------------
                      Genworth Legg Mason                 The fund's investment objective is to
                      ClearBridge Aggressive Growth       seek capital appreciation.
                      Fund -- Service Shares (formerly,
                      Genworth Legg Mason Partners
                      Aggressive Growth Fund)
                      -------------------------------------------------------------------------------
                      Genworth PIMCO StocksPLUS           The fund's investment objective is to
                      Fund -- Service Shares              seek total return which exceeds that of
                                                          the S&P 500 Index.

                      -------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio -- Service       Seeks long-term capital growth,
                      Shares                              consistent with preservation of capital
                                                          and balanced by current income.
                      -------------------------------------------------------------------------------
                      Forty Portfolio -- Service Shares   A non-diversified portfolio/1/ that seeks
                                                          long-term growth of capital.
                      -------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock       The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares      seek capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) Total Return Series --       The fund's investment objective is to
                      Service Class Shares                seek total return.
                      -------------------------------------------------------------------------------
                      MFS(R) Utilities Series -- Service  The fund's investment objective is to
                      Class Shares                        seek total return.
                      -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced Fund/VA        Seeks a high total investment return,
ACCOUNT FUNDS         -- Service Shares                   which includes current income and
                                                          capital appreciation in the value of its
                                                          shares.
                      -------------------------------------------------------------------------------
                      Oppenheimer Capital                 Seeks capital appreciation by investing
                      Appreciation Fund/VA -- Service     in securities of well-known established
                      Shares                              companies.
                      -------------------------------------------------------------------------------
                      Oppenheimer Global Securities       Seeks long-term capital appreciation
                      Fund/VA -- Service Shares           by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth-type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                      -------------------------------------------------------------------------------
                      Oppenheimer Main Street Fund/       Seeks high total return.
                      VA -- Service Shares
                      -------------------------------------------------------------------------------
                      Oppenheimer Main Street Small       Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      -------------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor      Seeks maximum real return consistent
INSURANCE TRUST       Class Shares                        with preservation of real capital and
                                                          prudent investment management.
                      -------------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
        ClearBridge Advisors, LLC)


----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known established
companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
----------------------------------------------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       Subaccount Investing In                     Investment Objective
                       ----------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,
                       Portfolio -- Administrative Class  consistent with preservation of capital
                       Shares                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio -- Class II     Seeks long-term growth of capital.
FUND                   Shares

                       ----------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------



The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:



                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In         Investment Objective               as applicable)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   Overseas Portfolio --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     Service Shares
                    ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:




                        Subaccount Investing In                 Investment Objective
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Asset Manager/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      Portfolios --                  reduced risk over the long term by
FUND                    Service Class 2                allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.
INSURANCE TRUST         Fund
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) New Discovery Series -- The fund's investment objective is to
INSURANCE TRUST         Service Class Shares           seek capital appreciation.
                        -----------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2007:




                       Subaccount Investing In                      Investment Objective
                       -----------------------------------------------------------------------------
AIM VARIABLE           Invesco Van Kampen V.I. Capital    Seeks capital growth.
INSURANCE FUNDS        Growth Fund -- Series II shares
(INVESCO VARIABLE      (formerly, Capital Growth
INSURANCE FUNDS)       Portfolio -- Class II shares)
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason ClearBridge Variable    Seeks to provide a high level of current
VARIABLE EQUITY TRUST  Equity Income Builder Portfolio    income. Long-term capital
                       -- Class II (formerly, Legg Mason  appreciation will be its secondary
                       Partners Variable Capital and      objective. This objective may be
                       Income Portfolio -- Class II)      changed without shareholder approval.
                       -----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks capital growth.                     Invesco Advisers, Inc.



----------------------------------------------------------------------------
Seeks to provide a high level of current  Legg Mason Partners Fund Advisor,
income. Long-term capital                 LLC (subadvised by ClearBridge
appreciation will be its secondary        Advisors, LLC)
objective. This objective may be
changed without shareholder approval.
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after September 8, 2008:



                                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                     Investment Objective                   as applicable)
                    ------------------------------------------------------------------------------------------------------------
AIM VARIABLE        Invesco V.I. Basic Value Fund --    Long-term growth of capital.           Invesco Advisers, Inc.
INSURANCE FUNDS     Series II shares (formerly, AIM
(INVESCO VARIABLE   V.I. Basic Value Fund -- Series II
INSURANCE FUNDS)    shares)
                    ------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BlackRock Large Cap Growth V.I.     Seeks long-term capital growth.        BlackRock Advisors, LLC
SERIES FUNDS, INC.  Fund -- Class III Shares                                                   (subadvised by BlackRock
                                                                                               Investment Management, LLC)
                    ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS      Income Fund -- Class 1 Shares       Seeks maximum income consistent        GE Asset Management Incorporated
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                    ------------------------------------------------------------------------------------------------------------
                    Mid-Cap Equity Fund -- Class 1      Seeks long-term growth of capital and  GE Asset Management Incorporated
                    Shares/1/                           future income.
                    ------------------------------------------------------------------------------------------------------------
                    Premier Growth Equity               Seeks long-term growth of capital and  GE Asset Management Incorporated
                    Fund -- Class 1 Shares              future income rather than current
                                                        income.
                    ------------------------------------------------------------------------------------------------------------



                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.


                       Subaccount Investing In                   Investment Objective
                       --------------------------------------------------------------------------
                       S&P 500(R) Index Fund/1/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason ClearBridge Variable  Seeks capital appreciation. This
VARIABLE EQUITY TRUST  Aggressive Growth Portfolio --   objective may be changed without
                       Class II (formerly, Legg Mason   shareholder approval.
                       Partners Variable Aggressive
                       Growth Portfolio -- Class II)
                       --------------------------------------------------------------------------
                       Legg Mason ClearBridge Variable  Seeks long-term capital growth with
                       Fundamental All Cap Value        income as a secondary consideration.
                       Portfolio -- Class I (formerly,  This objective may be changed without
                       Legg Mason ClearBridge Variable  shareholder approval.
                       Fundamental Value Portfolio --
                       Class I)
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust           The fund's investment objective is to
INSURANCE TRUST        Series -- Service Class Shares   seek capital appreciation.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Small- & Mid-Cap     Seeks capital appreciation by investing
ACCOUNT FUNDS          Growth Fund/VA -- Service        in "growth type" companies.
                       Shares (formerly, Oppenheimer
                       MidCap Fund/VA -- Service
                       Shares)
                       --------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) Fund/2/            Seeks to provide investment results
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).
                       --------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)


---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.


---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.



---------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:



                                                                                              Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective                  as applicable)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    Franklin Templeton VIP Founding   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    Funds Allocation Fund -- Class 2  income as a secondary goal. The fund  (the fund's administrator)
                    Shares                            normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 2.34% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:


Examples

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,222      $2,598      $3,910       $7,160




The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $578       $1,975      $3,390       $7,019



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $694       $2,095      $3,516       $7,160



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on September 17, 2010. Assets held by the Separate Account which are invested in the Portfolio will be transferred at the close of trading on the NYSE on September 17, 2010 to the Dreyfus Variable Investment Fund -- Money Market Portfolio.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.


Subaccounts




                   Subaccount Investing In                       Investment Objective
                   -----------------------------------------------------------------------------
AIM VARIABLE       Invesco V.I. Capital Appreciation    Long-term growth of capital.
INSURANCE Funds    Fund -- Series I shares (formerly,
(INVESCO VARIABLE  AIM V.I. Capital Appreciation
INSURANCE FUNDS)   Fund -- Series I shares)
                   -----------------------------------------------------------------------------
                   Invesco V.I. Global Real Estate      Total return through growth of capital
                   Fund -- Series II shares (formerly,  and current income.
                   AIM V.I. Global Real Estate Fund
                   -- Series II shares)
                   -----------------------------------------------------------------------------
                   Invesco V.I. Large Cap Growth        Long-term growth of capital
                   Fund -- Series I shares (formerly,
                   AIM V.I. Large Cap Growth Fund
                   -- Series I shares)
                   -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Balanced           Seeks to maximize total return
VARIABLE PRODUCTS  Wealth Strategy Portfolio --         consistent with the adviser's
SERIES FUND, INC.  Class B                              determination of reasonable risk.
                   -----------------------------------------------------------------------------
                   AllianceBernstein Growth and         Long-term growth of capital.
                   Income Portfolio -- Class B
                   -----------------------------------------------------------------------------
                   AllianceBernstein Large Cap          Long-term growth of capital.
                   Growth Portfolio -- Class B
                   -----------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
---------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



---------------------------------------------------------------------------
Total return through growth of capital  Invesco Advisers, Inc. (subadvised
and current income.                     by Invesco Asset Management
    Limited)

---------------------------------------------------------------------------
Long-term growth of capital             Invesco Advisers, Inc.



---------------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------------


19781CBNY SUPPB 06/30/10


                         Subaccount Investing In                      Investment Objective
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP Income & Growth Fund --         The fund seeks capital growth by
VARIABLE PORTFOLIOS,     Class I                            investing in common stock. Income is
INC.                                                        a secondary objective.
                         -----------------------------------------------------------------------------
                         VP International Fund -- Class I   The fund seeks capital growth.

                         -----------------------------------------------------------------------------
                         VP Ultra(R) Fund -- Class I        The fund seeks long-term capital
                                                            growth.
                         -----------------------------------------------------------------------------
                         VP Value Fund -- Class I           The fund seeks long-term capital
                                                            growth. Income is a secondary
                                                            objective.
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,  Class II                           return using a strategy that seeks to
INC.                                                        protect against U.S. inflation.
                         -----------------------------------------------------------------------------
DREYFUS                  Dreyfus Investment Portfolios      Seeks investment returns that are
                         MidCap Stock Portfolio -- Initial  greater than the total return
                         Shares                             performance of publicly traded
                                                            common stocks of medium-size
                                                            domestic companies in the aggregate,
                                                            as represented by the Standard &
                                                            Poor's MidCap 400(R) Index.
                         -----------------------------------------------------------------------------
                         Dreyfus Variable Investment Fund   The portfolio seeks as high a level of
                         -- Money Market Portfolio          current income as is consistent with the
                                                            preservation of capital and the
                                                            maintenance of liquidity. As a money
                                                            market fund, the portfolio is subject to
                                                            maturity, quality and diversification
                                                            requirements designed to help it
                                                            maintain a stable share price of $1.00.
                         -----------------------------------------------------------------------------
                         The Dreyfus Socially Responsible   Seeks capital growth, with current
                         Growth Fund, Inc. -- Initial       income as a secondary objective.
                         Shares
                         -----------------------------------------------------------------------------
DWS VARIABLE             DWS Dreman Small Mid Cap           Seeks long-term capital appreciation.
SERIES II                Value VIP -- Class B Shares

                         -----------------------------------------------------------------------------
                         DWS Strategic Value VIP --         Seeks to achieve a high rate of total
                         Class B Shares (formerly, DWS      return.
                         Dreman High Return Equity VIP
                         -- Class B Shares)
                         -----------------------------------------------------------------------------
                         DWS Technology VIP -- Class B      Seeks growth of capital.
                         Shares
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS       Service Class 2
FUND









                         -----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
-----------------------------------------------------------------------------
The fund seeks capital growth by          American Century Investment
investing in common stock. Income is      Management, Inc.
a secondary objective.
-----------------------------------------------------------------------------
The fund seeks capital growth.            American Century Global
                                          Investment Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth.                                   Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth. Income is a secondary             Management, Inc.
objective.
-----------------------------------------------------------------------------
The fund pursues long-term total          American Century Investment
return using a strategy that seeks to     Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------
The portfolio seeks as high a level of    The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity. As a money
market fund, the portfolio is subject to
maturity, quality and diversification
requirements designed to help it
maintain a stable share price of $1.00.
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
 Americas Inc. (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.


-----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Investment Management
        Americas Inc.
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
 Company (FMR) (subadvised by
                  FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------


                    Subaccount Investing In                      Investment Objective
                    ------------------------------------------------------------------------------
                    VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                    Service Class 2                    will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R)).
                    ------------------------------------------------------------------------------
                    VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                    Service Class 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Large Cap Growth          Seeks capital appreciation. The fund
VARIABLE INSURANCE  Securities Fund -- Class 2 Shares  normally invests at least 80% of its net
PRODUCTS TRUST                                         assets in investments of large
                                                       capitalization companies.
                    ------------------------------------------------------------------------------
                    Mutual Shares Securities Fund --   Seeks capital appreciation, with
                    Class 2 Shares                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    Templeton Foreign Securities       Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests at least 80% of
                                                       its net assets in investments of issuers
                                                       located outside the U.S., including
                                                       those in emerging markets.
                    ------------------------------------------------------------------------------
                    Templeton Growth Securities        Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      Total Return Fund/1/               Seeks the highest total return,
FUNDS, INC.                                            composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
JPMORGAN INSURANCE  JPMorgan Insurance Trust Core      Seeks to maximize total return by
TRUST               Bond Portfolio -- Class 1          investing primarily in a diversified
                                                       portfolio of intermediate- and long-
                                                       term debt securities.
                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust Equity    Seeks investment results that
                    Index Portfolio -- Class 1         correspond to the aggregate price and
                                                       dividend performance of securities in
                                                       the Standard & Poor's 500/SM/
                                                       Composite Stock Price Index
                                                       (S&P 500(R) Index).
                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust           Seeks to provide high total return from
                    International Equity Portfolio --  a portfolio of equity securities of
                    Class 1                            foreign companies. Total return
                                                       consists of capital growth and current
                                                       income.
                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust           Seeks to provide long-term capital
                    Intrepid Growth Portfolio --       growth.
                    Class 1
                    ------------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation. The fund       Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies.
------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. and Palisade
with prudent investment risk.              Capital Management, L.L.C.)
------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Management
investing primarily in a diversified       Inc., an indirect, wholly-owned
portfolio of intermediate- and long-       subsidiary of JPMorgan Chase & Co.
term debt securities.
------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Management
correspond to the aggregate price and      Inc., an indirect, wholly-owned
dividend performance of securities in      subsidiary of JPMorgan Chase & Co.
the Standard & Poor's 500/SM/
Composite Stock Price Index
(S&P 500(R) Index).
------------------------------------------------------------------------------
Seeks to provide high total return from    JPMorgan Investment Management
a portfolio of equity securities of        Inc., an indirect, wholly-owned
foreign companies. Total return            subsidiary of JPMorgan Chase & Co.
consists of capital growth and current
income.
------------------------------------------------------------------------------
Seeks to provide long-term capital         JPMorgan Investment Management
growth.                                    Inc., an indirect, wholly-owned
                                           subsidiary of JPMorgan Chase & Co.
------------------------------------------------------------------------------



                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                      Subaccount Investing In                      Investment Objective
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust          Seeks long-term capital growth by
                      Intrepid Mid Cap Portfolio --     investing primarily in equity securities
                      Class 1                           of companies with intermediate
                                                        capitalizations.
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Mid      Seeks capital growth over the long
                      Cap Growth Portfolio -- Class 1   term.
                      (formerly, JPMorgan Insurance
                      Trust Diversified Mid Cap Growth
                      Portfolio -- Class 1)
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Mid      Seeks capital appreciation with the
                      Cap Value Portfolio -- Class 1    secondary goal of achieving current
                                                        income by investing in equity
                                                        securities.
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Small    Seeks capital growth over the long
                      Cap Core Portfolio -- Class 1     term.

                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust U.S.     Seeks to provide high total return from
                      Equity Portfolio -- Class 1       a portfolio of selected equity securities.

                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock     The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares    seek capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) Strategic Income Series -- The fund's investment objective is to
                      Service Class Shares              seek total return with an emphasis on
                                                        high current income, but also
                                                        considering capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) Total Return Series --     The fund's investment objective is to
                      Service Class Shares              seek total return. The fund's objective
                                                        may be changed without shareholder
                                                        approval.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Capital               Seeks capital appreciation by investing
ACCOUNT FUNDS         Appreciation Fund/VA -- Service   in securities of well-known established
                      Shares                            companies.
                      ------------------------------------------------------------------------------
                      Oppenheimer Main Street Fund/     Seeks high total return.
                      VA -- Service Shares
                      ------------------------------------------------------------------------------
                      Oppenheimer Main Street Small     Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      ------------------------------------------------------------------------------
PIMCO VARIABLE        High Yield Portfolio --           Seeks maximum total return,
INSURANCE TRUST       Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                                                        Invests at least 80% of its assets in a
                                                        diversified portfolio of high yield
                                                        securities ("junk bonds") rated below
                                                        investment grade but rated at least Caa
                                                        by Moody's or CCC by S&P, or, if
                                                        unrated, determined by PIMCO to be
                                                        of comparable quality, subject to a
                                                        maximum of 5% of its total assets in
                                                        securities rated Caa by Moody's or
                                                        CCC by S&P, or, if unrated,
                                                        determined by PIMCO to be of
                                                        comparable quality.
                      ------------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      ------------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
           Investment Objective                      as applicable)
-------------------------------------------------------------------------------
Seeks long-term capital growth by           JPMorgan Investment Management
investing primarily in equity securities    Inc., an indirect, wholly-owned
of companies with intermediate              subsidiary of JPMorgan Chase & Co.
capitalizations.
-------------------------------------------------------------------------------
Seeks capital growth over the long          JPMorgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.


-------------------------------------------------------------------------------
Seeks capital appreciation with the         J.P. Morgan Investment Management
secondary goal of achieving current         Inc., an indirect, wholly-owned
income by investing in equity               subsidiary of JPMorgan Chase & Co.
securities.
-------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of selected equity securities.  Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek capital appreciation.                  Company
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return with an emphasis on       Company
high current income, but also
considering capital appreciation.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return. The fund's objective     Company
may be changed without shareholder
approval.
-------------------------------------------------------------------------------
Seeks capital appreciation by investing     OppenheimerFunds, Inc.
in securities of well-known established
companies.
-------------------------------------------------------------------------------
Seeks high total return.                    OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
Seeks capital appreciation.                 OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
-------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
-------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after January 5, 2009:



                                                                                              Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective                  as applicable)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    Franklin Templeton VIP Founding   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    Funds Allocation Fund -- Class 2  income as a secondary goal. The fund  (the fund's administrator)
                    Shares                            normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------


Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 1.51% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:


Examples

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,159      $2,421      $3,630       $6,669



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $510       $1,784      $3,091       $6,524



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $627       $1,905      $3,219       $6,669



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value);


  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on September 17, 2010. Assets held by the Separate Account which are invested in the Portfolio will be transferred at the close of trading on the NYSE on September 17, 2010 to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.


Subaccounts



                                                                                      Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective            as applicable)
                   ------------------------------------------------------------------------------------------------
AIM VARIABLE       Invesco V.I. Basic Value Fund --     Long-term growth of capital.    Invesco Advisers, Inc.
INSURANCE FUNDS    Series II shares (formerly, AIM
(INVESCO VARIABLE  V.I. Basic Value Fund -- Series II
INSURANCE FUNDS)   shares)
                   ------------------------------------------------------------------------------------------------
                   Invesco V.I. Capital Appreciation    Long-term growth of capital.    Invesco Advisers, Inc.
                   Fund -- Series I shares (formerly,
                   AIM V.I. Capital Appreciation
                   Fund -- Series I shares)
                   ------------------------------------------------------------------------------------------------
                   Invesco V.I. Core Equity Fund --     Long-term growth of capital.    Invesco Advisers, Inc.
                   Series I shares (formerly, AIM V.I.
                   Core Equity Fund -- Series I
                   shares)
                   ------------------------------------------------------------------------------------------------
                   Invesco V.I. International Growth    Long-term growth of capital.    Invesco Advisers, Inc.
                   Fund -- Series II shares (formerly,
                   AIM V.I. International Growth
                   Fund -- Series II shares)
                   ------------------------------------------------------------------------------------------------
                   Invesco Van Kampen V.I. Capital      Seeks capital growth.           Invesco Advisers, Inc.
                   Growth Fund -- Series II shares
                   (formerly, Capital Growth
                   Portfolio -- Class II shares
                   ------------------------------------------------------------------------------------------------


17977NY SUPPC 06/30/10


                         Subaccount Investing In                       Investment Objective
                         ------------------------------------------------------------------------------
                         Invesco Van Kampen V.I.              Seeks capital growth and income through
                         Comstock Fund -- Series II shares    investments in equity securities,
                         (formerly, Comstock Portfolio --     including common stocks, preferred
                         Class II shares)                     stocks and securities convertible into
                                                              common and preferred stocks.
                         ------------------------------------------------------------------------------
                         Invesco Van Kampen V.I. Equity       Seeks both capital appreciation and
                         and Income Fund -- Series II         current income.
                         shares (formerly, Equity and
                         Income Portfolio -- Class II shares
                         ------------------------------------------------------------------------------
ALLIANCEBERNSTEIN        AllianceBernstein Balanced           Seeks to maximize total return
VARIABLE PRODUCTS        Wealth Strategy Portfolio --         consistent with the adviser's
SERIES FUND, INC.        Class B                              determination of reasonable risk.
                         ------------------------------------------------------------------------------
                         AllianceBernstein Global             Long-term growth of capital.
                         Thematic Growth Portfolio --
                         Class B
                         ------------------------------------------------------------------------------
                         AllianceBernstein Growth and         Long-term growth of capital.
                         Income Portfolio -- Class B
                         ------------------------------------------------------------------------------
                         AllianceBernstein International      Long-term growth of capital.
                         Value Portfolio -- Class B
                         ------------------------------------------------------------------------------
                         AllianceBernstein Large Cap          Long-term growth of capital.
                         Growth Portfolio -- Class B
                         ------------------------------------------------------------------------------
                         AllianceBernstein Small Cap          Long-term growth of capital.
                         Growth Fund -- Class B
                         ------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --      Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  Class II                             strategy that seeks to protect against
INC.                                                          U.S. inflation.
                         ------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I. Fund      Seeks capital appreciation, and
SERIES FUNDS, INC.       -- Class III Shares                  secondarily, income.

                         ------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.     Seeks high total investment return.
                         Fund -- Class III Shares



                         ------------------------------------------------------------------------------
                         BlackRock Large Cap Growth V.I.      Seeks long-term capital growth.
                         Fund -- Class III Shares

                         ------------------------------------------------------------------------------
                         BlackRock Value Opportunities        Seeks long-term capital growth.
                         V.I. Fund -- Class III Shares

                         ------------------------------------------------------------------------------
COLUMBIA FUNDS           Columbia Marsico Growth Fund,        The fund seeks long-term growth of
VARIABLE INSURANCE       Variable Series -- Class A           capital.
TRUST I
                         ------------------------------------------------------------------------------
                         Columbia Marsico International       The fund seeks long-term growth of
                         Opportunities Fund, Variable         capital.
                         Series -- Class B
                         ------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund         To provide a high level of current
TRUST                                                         income.
                         ------------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
--------------------------------------------------------------------------
Seeks capital growth and income through  Invesco Advisers, Inc.
investments in equity securities,
including common stocks, preferred
stocks and securities convertible into
common and preferred stocks.
--------------------------------------------------------------------------
Seeks both capital appreciation and      Invesco Advisers, Inc.
current income.


--------------------------------------------------------------------------
Seeks to maximize total return           AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.


--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Pursues long-term total return using a   American Century Investment
strategy that seeks to protect against   Management, Inc.
U.S. inflation.
--------------------------------------------------------------------------
Seeks capital appreciation, and          BlackRock Advisors, LLC
secondarily, income.                     (subadvised by BlackRock
                                         Investment Management, LLC)
--------------------------------------------------------------------------
Seeks high total investment return.      BlackRock Advisors, LLC
     (subadvised by BlackRock Asset
                                         Management U.K. Limited and
                                         BlackRock Investment Management,
                                         LLC)
--------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
     (subadvised by BlackRock
                                         Investment Management, LLC)
--------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
     (subadvised by BlackRock
                                         Investment Management, LLC)
--------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
                 Marsico Capital Management, LLC)
--------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
     Marsico Capital Management, LLC)
--------------------------------------------------------------------------
To provide a high level of current       Eaton Vance Management
income.
--------------------------------------------------------------------------


                       Subaccount Investing In                      Investment Objective
                       ------------------------------------------------------------------------------
EVERGREEN VARIABLE     Evergreen VA Omega Fund --         Seeks long term capital growth.
ANNUITY TRUST          Class 2/1/
                       ------------------------------------------------------------------------------
FEDERATED INSURANCE    Federated High Income Bond         Seeks high current income by
SERIES                 Fund II -- Service Shares          investing in lower-rated corporate debt
                                                          obligations, commonly referred to as
                                                          "junk bonds."
                       ------------------------------------------------------------------------------
                       Federated Kaufmann Fund II --      Seeks capital appreciation.
                       Service Shares


                       ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/ Portfolios   Seeks to obtain high total return with
INSURANCE PRODUCTS     -- Service Class 2                 reduced risk over the long term by
FUND                                                      allocating its assets among stocks,
                                                          bonds, and short-term instruments.









                       ------------------------------------------------------------------------------
                       VIP Balanced Portfolio -- Service  Seeks income and capital growth
                       Class 2                            consistent with reasonable risk.

                       ------------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                       Portfolio -- Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                       Service Class 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the Standard & Poor's
                                                          500/SM/ Index (S&P 500(R)).
                       ------------------------------------------------------------------------------
                       VIP Growth Portfolio -- Service    Seeks to achieve capital appreciation.
                       Class 2

                       ------------------------------------------------------------------------------
                       VIP Growth & Income Portfolio      Seeks high total return through a
                       -- Service Class 2                 combination of current income and
                                                          capital appreciation.
                       ------------------------------------------------------------------------------
                       VIP Investment Grade Bond          Seeks as high a level of current income
                       Portfolio -- Service Class 2       as is consistent with the preservation of
                                                          capital.
                       ------------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks long term capital growth.            Evergreen Investment Management
 Company, LLC
-------------------------------------------------------------------------------
Seeks high current income by               Federated Investment Management
investing in lower-rated corporate debt    Company
obligations, commonly referred to as
"junk bonds."
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
                                           Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks to obtain high total return with     Fidelity Management & Research
reduced risk over the long term by         Company (FMR) (subadvised by
allocating its assets among stocks,        Fidelity Investments Money
bonds, and short-term instruments.         Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks income and capital growth            FMR (subadvised by FIMM, FMRC,
consistent with reasonable risk.           FRAC, FMR U.K., FIIA,
                                           FIIA(U.K.)L, and FIJ)
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------



                    /1/ Effective July 16, 2010, the Evergreen VA Omega Fund --
                        Class 2 will be reorganized into the following fund:



                                                                                          Adviser (and Sub-Adviser(s),
                      Subaccount Investing In               Investment Objective                 as applicable)
                      ----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE  Wells Fargo Advantage VT Omega  The fund seeks long-term capital  Wells Fargo Funds Management,
TRUST                 Growth Fund -- Class 2          appreciation.                     LLC (sub-advised by Wells Capital
                                                                                        Management Incorporated)
                      ----------------------------------------------------------------------------------------------------


                    Subaccount Investing In                      Investment Objective
                    ------------------------------------------------------------------------------
                    VIP Mid Cap Portfolio -- Service   Seeks long-term growth of capital.
                    Class 2

                    ------------------------------------------------------------------------------
                    VIP Value Strategies Portfolio --  Seeks capital appreciation.
                    Service Class 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities Fund    Seeks to maximize income while
VARIABLE INSURANCE  -- Class 2 Shares                  maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities.
                    ------------------------------------------------------------------------------
                    Franklin Templeton VIP Founding    Seeks capital appreciation, with
                    Funds Allocation Fund -- Class 2   income as a secondary goal. The fund
                    Shares                             normally invests equal portions in
                                                       Class 1 shares of Franklin Income
                                                       Securities Fund; Mutual Shares
                                                       Securities Fund; and Templeton
                                                       Growth Securities Fund.
                    ------------------------------------------------------------------------------
                    Mutual Shares Securities Fund --   Seeks capital appreciation, with
                    Class 2 Shares                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    Templeton Growth Securities        Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      Core Value Equity Fund --          Seeks long-term growth of capital and
FUNDS, INC.         Class 1 Shares                     future income.
                    ------------------------------------------------------------------------------
                    Income Fund -- Class 1 Shares      Seeks maximum income consistent
                                                       with prudent investment management
                                                       and the preservation of capital.
                    ------------------------------------------------------------------------------
                    Mid-Cap Equity Fund -- Class 1     Seeks long-term growth of capital and
                    Shares/1/                          future income.
                    ------------------------------------------------------------------------------
                    Money Market Fund/2/               Seeks a high level of current income
                                                       consistent with the preservation of
                                                       capital and the maintenance of
                                                       liquidity.
                    ------------------------------------------------------------------------------
                    Premier Growth Equity Fund --      Seeks long-term growth of capital and
                    Class 1 Shares                     future income rather than current
                                                       income.
                    ------------------------------------------------------------------------------
                    Real Estate Securities Fund --     Seeks maximum total return through
                    Class 1 Shares                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. The fund       (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------



                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                                 Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                    as applicable)
                   -------------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/           Seeks growth of capital and              GE Asset Management Incorporated
                                                      accumulation of income that              (subadvised by SSgA Funds
                                                      corresponds to the investment return of  Management, Inc.)
                                                      S&P's 500 Composite Stock Index.
                   -------------------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund -- Class 1   Seeks long-term growth of capital.       GE Asset Management Incorporated
                   Shares                                                                      (subadvised by Palisade Capital
                                                                                               Management, L.L.C., Champlain
                                                                                               Investment Partners, LLC,
                                                                                               GlobeFlex Capital, LP and
                                                                                               SouthernSun Asset Management,
                                                                                               Inc.)
                   -------------------------------------------------------------------------------------------------------------
                   Total Return Fund -- Class 1       Seeks the highest total return,          GE Asset Management Incorporated
                   Shares                             composed of current income and           (subadvised by Urdang Securities
                                                      capital appreciation, as is consistent   Management, Inc. and Palisade
                                                      with prudent investment risk.            Capital Management, L.L.C.)
                   -------------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund -- Class 1        Seeks long-term growth of capital.       GE Asset Management Incorporated
                   Shares
                   -------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE  Genworth Calamos Growth            The fund's investment objective is       Genworth Financial Wealth
INSURANCE TRUST    Fund -- Service Shares             long-term capital growth.                Management, Inc. (subadvised by
                                                                                               Calamos Advisors LLC)
                   -------------------------------------------------------------------------------------------------------------
                   Genworth Columbia Mid Cap          The fund's investment objective is       Genworth Financial Wealth
                   Value Fund -- Service Shares       long-term capital appreciation.          Management, Inc. (subadvised by
                                                                                               Columbia Management Advisors,
                                                                                               LLC)
                   -------------------------------------------------------------------------------------------------------------
                   Genworth Davis NY Venture          The fund's investment objective is       Genworth Financial Wealth
                   Fund -- Service Shares             long-term growth of capital.             Management, Inc. (subadvised by
                                                                                               Davis Selected Advisers, L.P.)
                   -------------------------------------------------------------------------------------------------------------
                   Genworth Eaton Vance Large Cap     The fund's investment objective is to    Genworth Financial Wealth
                   Value Fund -- Service Shares       seek total return.                       Management, Inc. (subadvised by
                                                                                               Eaton Vance Management)
                   -------------------------------------------------------------------------------------------------------------
                   Genworth Enhanced International    The fund's investment objective is to    Genworth Financial Wealth
                   Index Fund -- Service Shares       outperform the Morgan Stanley Capital    Management, Inc.
                                                      International Europe, Australasia and
                                                      Far East Index ("MSCI EAFE Index")
                                                      while maintaining a market level of
                                                      risk.
                   -------------------------------------------------------------------------------------------------------------
                   Genworth Goldman Sachs             The fund's investment objective is to    Genworth Financial Wealth
                   Enhanced Core Bond Index           seek to outperform the total return      Management, Inc. (subadvised by
                   Fund -- Service Shares (formerly,  performance of the Barclays Capital      Goldman Sachs Asset
                   Genworth Legg Mason Western        Aggregate Bond Index (the "Bond          Management, L.P.)
                   Asset Core Plus Bond Fund)         Index") while maintaining a risk level
                                                      commensurate with the Bond Index.
                   -------------------------------------------------------------------------------------------------------------
                   Genworth Legg Mason                The fund's investment objective is to    Genworth Financial Wealth
                   ClearBridge Aggressive Growth      seek capital appreciation.               Management, Inc. (subadvised by
                   Fund -- Service Shares (formerly,                                           ClearBridge Advisors, LLC)
                   Genworth Legg Mason Partners
                   Aggressive Growth Fund)
                   -------------------------------------------------------------------------------------------------------------
                   Genworth PIMCO StocksPLUS          The fund's investment objective is to    Genworth Financial Wealth
                   Fund -- Service Shares             seek total return which exceeds that of  Management, Inc. (subadvised by
                                                      the S&P 500 Index.                       Pacific Investment Management
                                                                                               Company LLC)
                   -------------------------------------------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                        Subaccount Investing In                      Investment Objective
                        ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value        Seeks long-term capital appreciation.
INSURANCE TRUST         Fund
                        ------------------------------------------------------------------------------
JANUS ASPEN SERIES      Balanced Portfolio -- Service      Seeks long-term capital growth,
                        Shares                             consistent with preservation of capital
                                                           and balanced by current income.
                        ------------------------------------------------------------------------------
                        Forty Portfolio -- Service Shares  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                        ------------------------------------------------------------------------------
LEGG MASON PARTNERS     Legg Mason ClearBridge Variable    Seeks capital appreciation. This
VARIABLE EQUITY TRUST   Aggressive Growth Portfolio --     objective may be changed without
                        Class II (formerly, Legg Mason     shareholder approval.
                        Partners Variable Aggressive
                        Growth Portfolio -- Class II)
                        ------------------------------------------------------------------------------
                        Legg Mason ClearBridge Variable    Seeks to provide a high level of current
                        Equity Income Builder Portfolio    income. Long-term capital
                        -- Class II (formerly, Legg Mason  appreciation will be its secondary
                        Partners Variable Capital and      objective. This objective may be
                        Income Portfolio -- Class II)      changed without shareholder approval.
                        ------------------------------------------------------------------------------
                        Legg Mason ClearBridge Variable    Seeks long-term capital growth with
                        Fundamental All Cap Value          income as a secondary consideration.
                        Portfolio -- Class I (formerly,    This objective may be changed without
                        Legg Mason ClearBridge Variable    shareholder approval.
                        Fundamental Value Portfolio --
                        Class I)
                        ------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Investors Growth Stock      The fund's investment objective is to
INSURANCE TRUST         Series -- Service Class Shares     seek capital appreciation.
                        ------------------------------------------------------------------------------
                        MFS(R) Investors Trust Series --   The fund's investment objective is to
                        Service Class Shares               seek capital appreciation.
                        ------------------------------------------------------------------------------
                        MFS(R) New Discovery Series --     The fund's investment objective is to
                        Service Class Shares               seek capital appreciation.
                        ------------------------------------------------------------------------------
                        MFS(R) Total Return Series --      The fund's investment objective is to
                        Service Class Shares               seek total return.
                        ------------------------------------------------------------------------------
                        MFS(R) Utilities Series --         The fund's investment objective is to
                        Service Class Shares               seek total return.
                        ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE    Oppenheimer Balanced Fund/VA       Seeks a high total investment return,
ACCOUNT FUNDS           -- Service Shares                  which includes current income and
                                                           capital appreciation in the value of its
                                                           shares.
                        ------------------------------------------------------------------------------
                        Oppenheimer Capital                Seeks capital appreciation by investing
                        Appreciation Fund/VA -- Service    in securities of well-known established
                        Shares                             companies.
                        ------------------------------------------------------------------------------
                        Oppenheimer Global Securities      Seeks long-term capital appreciation
                        Fund/VA -- Service Shares          by investing a substantial portion of its
                                                           assets in securities of foreign issuers,
                                                           "growth-type" companies, cyclical
                                                           industries and special situations that
                                                           are considered to have appreciation
                                                           possibilities.
                        ------------------------------------------------------------------------------
                        Oppenheimer Main Street            Seeks high total return.
                        Fund/VA -- Service Shares
                        ------------------------------------------------------------------------------
                        Oppenheimer Main Street Small      Seeks capital appreciation.
                        Cap Fund/VA -- Service Shares
                        ------------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
 L.P.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks capital appreciation. This           Legg Mason Partners Fund Advisor,
objective may be changed without           LLC (subadvised by ClearBridge
shareholder approval.                      Advisors, LLC)


-----------------------------------------------------------------------------
Seeks to provide a high level of current   Legg Mason Partners Fund Advisor,
income. Long-term capital                  LLC (subadvised by ClearBridge
appreciation will be its secondary         Advisors, LLC)
objective. This objective may be
changed without shareholder approval.
-----------------------------------------------------------------------------
Seeks long-term capital growth with        Legg Mason Partners Fund Advisor,
income as a secondary consideration.       LLC (subadvised by ClearBridge
This objective may be changed without      Advisors, LLC)
shareholder approval.


-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known established
companies.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
-----------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

-----------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

-----------------------------------------------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       Subaccount Investing In                     Investment Objective
                       ----------------------------------------------------------------------------
                       Oppenheimer Small- & Mid-Cap       Seeks capital appreciation by investing
                       Growth Fund/VA -- Service          in "growth type" companies.
                       Shares (formerly, Oppenheimer
                       MidCap Fund/VA -- Service
                       Shares)
                       ----------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio -- Advisor     Seeks maximum real return consistent
INSURANCE TRUST        Class Shares                       with preservation of real capital and
                                                          prudent investment management.
                       ----------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,
                       Portfolio -- Administrative Class  consistent with preservation of capital
                       Shares                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio -- Class II     Seeks long-term growth of capital.
FUND                   Shares

                       ----------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
RYDEX VARIABLE         NASDAQ-100(R) Fund/1/              Seeks to provide investment results
TRUST                                                     that correspond to a benchmark for
                                                          over-the-counter securities. The fund's
                                                          current benchmark is the NASDAQ
                                                          100 Index(TM).
                       ----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.



----------------------------------------------------------------------------
Seeks maximum real return consistent     Pacific Investment Management
with preservation of real capital and    Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM).
----------------------------------------------------------------------------



                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:



                                                                               Adviser (and Sub-Adviser(s),
         Subaccount Investing In                  Investment Objective               as applicable)
         ---------------------------------------------------------------------------------------------------
DREYFUS  The Dreyfus Socially Responsible  Seeks capital growth, with current    The Dreyfus Corporation
         Growth Fund, Inc. -- Initial      income as a secondary objective.
         Shares
         ---------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                     Investment Objective                  as applicable)
                    ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Enterprise Portfolio -- Service    Seeks long-term growth of capital.      Janus Capital Management LLC
                    Shares
                    ---------------------------------------------------------------------------------------------------------
                    Global Technology Portfolio --     Seeks long-term growth of capital.      Janus Capital Management LLC
                    Service Shares
                    ---------------------------------------------------------------------------------------------------------
                    Janus Portfolio -- Service Shares  Seeks long-term growth of capital.      Janus Capital Management LLC
                    ---------------------------------------------------------------------------------------------------------
                    Worldwide Portfolio -- Service     Seeks long-term growth of capital in a  Janus Capital Management LLC
                    Shares                             manner consistent with preservation of
                                                       capital.
                    ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      Foreign Bond Portfolio (U.S.       Seeks maximum total return consistent   Pacific Investment Management
INSURANCE TRUST     Dollar Hedged) -- Administrative   with the preservation of capital and    Company LLC
                    Class Shares                       prudent investment management.
                    ---------------------------------------------------------------------------------------------------------



The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:



                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In         Investment Objective               as applicable)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   Overseas Portfolio --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     Service Shares
                    ------------------------------------------------------------------------------------------


Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 2.34% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:



Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $989       $1,896      $2,719       $4,574

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $416       $1,315      $2,224       $4,542



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $446       $1,346      $2,255       $4,574



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.65% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily as a percentage of your assets in the Separate Account).

If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on September 17, 2010. Assets held by the Separate Account which are invested in the Portfolio will be transferred at the close of trading on the NYSE on September 17, 2010 to the Dreyfus Variable Investment Fund -- Money Market Portfolio.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.


Subaccounts




                   Subaccount Investing In                       Investment Objective
                   -----------------------------------------------------------------------------
AIM VARIABLE       Invesco V.I. Capital Appreciation    Long-term growth of capital.
INSURANCE FUNDS    Fund -- Series I shares (formerly,
(INVESCO VARIABLE  AIM V.I. Capital Appreciation
INSURANCE FUNDS)   Fund -- Series I shares)
                   -----------------------------------------------------------------------------
                   Invesco V.I. Global Real Estate      Total return through growth of capital
                   Fund -- Series II shares (formerly,  and current income.
                   AIM V.I. Global Real Estate
                   Fund -- Series II shares)
                   -----------------------------------------------------------------------------
                   Invesco V.I. Large Cap Growth        Long-term growth of capital.
                   Fund -- Series I shares (formerly,
                   AIM V.I. Large Cap Growth
                   Fund -- Series I shares)
                   -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Balanced           Seeks to maximize total return
VARIABLE PRODUCTS  Wealth Strategy Portfolio --         consistent with the adviser's
SERIES FUND, INC.  Class B                              determination of reasonable risk.
                   -----------------------------------------------------------------------------
                   AllianceBernstein Growth and         Long-term growth of capital.
                   Income Portfolio -- Class B
                   -----------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
---------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



---------------------------------------------------------------------------
Total return through growth of capital  Invesco Advisers, Inc. (subadvised
and current income.                     by Invesco Asset Management
    Limited)

---------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



---------------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------------


18891CBNY SUPPB 06/30/10


                         Subaccount Investing In                      Investment Objective
                         -----------------------------------------------------------------------------
                         AllianceBernstein Large Cap        Long-term growth of capital.
                         Growth Portfolio -- Class B
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP Income & Growth Fund --         Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,     Class I                            secondary objective.
INC.                     -----------------------------------------------------------------------------
                         VP International Fund -- Class I   Seeks capital growth.

                         -----------------------------------------------------------------------------
                         VP Ultra(R) Fund -- Class I        Seeks long-term capital growth.

                         -----------------------------------------------------------------------------
                         VP Value Fund -- Class I           Seeks long-term capital growth.
                                                            Income is a secondary objective.
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  Class II                           strategy that seeks to protect against
INC.                                                        U.S. inflation.
                         -----------------------------------------------------------------------------
DREYFUS                  Dreyfus Investment Portfolios      Seeks investment returns that are
                         MidCap Stock Portfolio -- Initial  greater than the total return
                         Shares                             performance of publicly traded
                                                            common stocks of medium-size
                                                            domestic companies in the aggregate,
                                                            as represented by the Standard &
                                                            Poor's MidCap 400(R) Index.
                         -----------------------------------------------------------------------------
                         Dreyfus Variable Investment Fund   The portfolio seeks as high a level of
                         -- Money Market Portfolio          current income as is consistent with the
                                                            preservation of capital and the
                                                            maintenance of liquidity. As a money
                                                            market fund, the portfolio is subject to
                                                            maturity, quality and diversification
                                                            requirements designed to help it
                                                            maintain a stable share price of $1.00.
                         -----------------------------------------------------------------------------
                         The Dreyfus Socially Responsible   Seeks capital growth, with current
                         Growth Fund, Inc. -- Initial       income as a secondary objective.
                         Shares
                         -----------------------------------------------------------------------------
DWS VARIABLE SERIES II   DWS Dreman Small Mid Cap           Seeks long-term capital appreciation.
                         Value VIP -- Class B Shares

                         -----------------------------------------------------------------------------
                         DWS Strategic Value VIP --         Seeks to achieve a high rate of total
                         Class B Shares (formerly, DWS      return.
                         Dreman High Return Equity VIP
                         -- Class B Shares)
                         -----------------------------------------------------------------------------
                         DWS Technology VIP -- Class B      Seeks growth of capital.
                         Shares
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS       Service Class 2
FUND









                         -----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Seeks capital growth. Income is a         American Century Investment
secondary objective.                      Management, Inc.
-----------------------------------------------------------------------------
Seeks capital growth.                     American Century Global
                                          Investment Management, Inc.
-----------------------------------------------------------------------------
Seeks long-term capital growth.           American Century Investment
                                          Management, Inc.
-----------------------------------------------------------------------------
Seeks long-term capital growth.           American Century Investment
Income is a secondary objective.          Management, Inc.
-----------------------------------------------------------------------------
Pursues long-term total return using a    American Century Investment
strategy that seeks to protect against    Management, Inc.
U.S. inflation.
-----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------
The portfolio seeks as high a level of    The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity. As a money
market fund, the portfolio is subject to
maturity, quality and diversification
requirements designed to help it
maintain a stable share price of $1.00.
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
                                          Americas Inc. (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.


-----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Investment Management
                                          Americas Inc.
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
                                          Company (FMR) (subadvised by
                                          FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ)
-----------------------------------------------------------------------------


                    Subaccount Investing In                      Investment Objective
                    ------------------------------------------------------------------------------
                    VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                    Service Class 2                    will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R)).
                    ------------------------------------------------------------------------------
                    VIP Mid Cap Portfolio -- Service   Seeks long-term growth of capital.
                    Class 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities Fund    Seeks to maximize income while
VARIABLE INSURANCE  -- Class 2 Shares                  maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities.
                    ------------------------------------------------------------------------------
                    Franklin Large Cap Growth          Seeks capital appreciation. The fund
                    Securities Fund -- Class 2 Shares  normally invests at least 80% of its net assets in investments of large
                                                       capitalization companies, and normally
                                                       invests predominantly in equity
                                                       securities.
                    ------------------------------------------------------------------------------
                    Franklin Templeton VIP Founding    Seeks capital appreciation, with
                    Funds Allocation Fund -- Class 2   income as a secondary goal. The fund
                    Shares                             normally invests equal portions in
                                                       Class 1 shares of Franklin Income
                                                       Securities Fund; Mutual Shares
                                                       Securities Fund; and Templeton
                                                       Growth Securities Fund.
                    ------------------------------------------------------------------------------
                    Mutual Shares Securities Fund --   Seeks capital appreciation, with
                    Class 2 Shares                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    Templeton Foreign Securities       Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests at least 80% of
                                                       its net assets in investments of issuers
                                                       located outside the U.S., including
                                                       those in emerging markets, and
                                                       normally invests predominantly in
                                                       equity securities.
                    ------------------------------------------------------------------------------
                    Templeton Growth Securities        Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      Total Return Fund -- Class 1       Seeks the highest total return,
FUNDS, INC./1/      Shares                             composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation. The fund       Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies, and normally
invests predominantly in equity
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. The fund       (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets, and
normally invests predominantly in
equity securities.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. and Palisade
with prudent investment risk.              Capital Management, L.L.C.)
-----------------------------------------------------------------------------



                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                      Subaccount Investing In                       Investment Objective
                      -------------------------------------------------------------------------------
JPMORGAN INSURANCE    JPMorgan Insurance Trust Core      Seeks to maximize total return by
TRUST                 Bond Portfolio -- Class 1          investing primarily in a diversified
                                                         portfolio of intermediate- and long-
                                                         term debt securities.
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Equity    Seeks investment results that
                      Index Portfolio -- Class 1         correspond to the aggregate price and
                                                         dividend performance of securities in
                                                         the Standard & Poor's 500 Composite
                                                         Stock Price Index (S&P 500 Index).
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks to provide high total return from
                      International Equity Portfolio --  a portfolio of equity securities of
                      Class 1                            foreign companies. Total return
                                                         consists of capital growth and current
                                                         income.
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks to provide long-term capital
                      Intrepid Growth Portfolio --       growth.
                      Class 1
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks long-term capital growth by
                      Intrepid Mid Cap Portfolio --      investing primarily in equity securities
                      Class 1                            of companies with intermediate
                                                         capitalizations.
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Mid       Seeks capital growth over the long
                      Cap Growth Portfolio -- Class 1    term.
                      (formerly, JPMorgan Insurance
                      Trust Diversified Mid Cap Growth
                      Portfolio -- Class 1)
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Mid       Seeks capital appreciation with the
                      Cap Value Portfolio -- Class 1     secondary goal of achieving current
                                                         income by investing in equity
                                                         securities.
                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Small     Seeks capital growth over the long
                      Cap Core Portfolio -- Class 1      term.

                      -------------------------------------------------------------------------------
                      JPMorgan Insurance Trust U.S.      Seeks to provide high total return from
                      Equity Portfolio -- Class 1        a portfolio of selected equity securities.

                      -------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock      The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares     seek capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) Strategic Income Series --  The fund's investment objective is to
                      Service Class Shares               seek total return with an emphasis on
                                                         high current income, but also
                                                         considering capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) Total Return Series --      The fund's investment objective is to
                      Service Class Shares               seek total return.
                      -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Capital                Seeks capital appreciation by investing
ACCOUNT FUNDS         Appreciation Fund/VA -- Service    in securities of well-known established
                      Shares                             companies.
                      -------------------------------------------------------------------------------
                      Oppenheimer Main Street            Seeks high total return.
                      Fund/VA -- Service Shares
                      -------------------------------------------------------------------------------
                      Oppenheimer Main Street Small      Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      -------------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
           Investment Objective                      as applicable)
-------------------------------------------------------------------------------
Seeks to maximize total return by           JPMorgan Investment Management
investing primarily in a diversified        Inc., an indirect, wholly-owned
portfolio of intermediate- and long-        subsidiary of JPMorgan Chase & Co.
term debt securities.
-------------------------------------------------------------------------------
Seeks investment results that               JPMorgan Investment Management
correspond to the aggregate price and       Inc., an indirect, wholly-owned
dividend performance of securities in       subsidiary of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of equity securities of         Inc., an indirect, wholly-owned
foreign companies. Total return             subsidiary of JPMorgan Chase & Co.
consists of capital growth and current
income.
-------------------------------------------------------------------------------
Seeks to provide long-term capital          JPMorgan Investment Management
growth.                                     Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks long-term capital growth by           JPMorgan Investment Management
investing primarily in equity securities    Inc., an indirect, wholly-owned
of companies with intermediate              subsidiary of JPMorgan Chase & Co.
capitalizations.
-------------------------------------------------------------------------------
Seeks capital growth over the long          JPMorgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.


-------------------------------------------------------------------------------
Seeks capital appreciation with the         J.P. Morgan Investment Management
secondary goal of achieving current         Inc., an indirect, wholly-owned
income by investing in equity               subsidiary of JPMorgan Chase & Co.
securities.
-------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of selected equity securities.  Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek capital appreciation.                  Company
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return with an emphasis on       Company
high current income, but also
considering capital appreciation.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return.                          Company
-------------------------------------------------------------------------------
Seeks capital appreciation by investing     OppenheimerFunds, Inc.
in securities of well-known established
companies.
-------------------------------------------------------------------------------
Seeks high total return.                    OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
Seeks capital appreciation.                 OppenheimerFunds, Inc.

-------------------------------------------------------------------------------

                                                                                       Adviser (and Sub-Adviser(s),
                 Subaccount Investing In               Investment Objective                   as applicable)
                 ----------------------------------------------------------------------------------------------------
PIMCO VARIABLE   High Yield Portfolio --      Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  Administrative Class Shares  consistent with preservation of capital  Company LLC and prudent investment management.
                                              Invests at least 80% of its assets in a
                                              diversified portfolio of high yield
                                              securities ("junk bonds") rated below
                                              investment grade but rated at least Caa
                                              by Moody's or CCC by S&P, or, if
                                              unrated, determined by PIMCO to be
                                              of comparable quality, subject to a
                                              maximum of 5% of its total assets in
                                              securities rated Caa by Moody's or
                                              CCC by S&P, or, if unrated,
                                              determined by PIMCO to be of
                                              comparable quality.
                 ----------------------------------------------------------------------------------------------------
                 Low Duration Portfolio --    Seeks maximum total return,              Pacific Investment Management
                 Administrative Class Shares  consistent with preservation of capital  Company LLC and prudent investment management.
                 ----------------------------------------------------------------------------------------------------


Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 1.51% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:


Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $913       $1,673      $2,358       $3,879

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $334       $1,077      $1,840       $3,844



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $364       $1,108      $1,873       $3,879



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.65% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily as a percentage of your assets in the Separate Account).

If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

   Part A and Part B of Post-Effective Amendment No. 37 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2010, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 39 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
           Previously filed on September 10, 1997 with initial filing to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-39955.

 (1)(b)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name of GE Capital Life
           Assurance Company of New York to Genworth Life Insurance Company of
           New York. Previously filed on January 3, 2006 with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life of New York VA
           Separate Account 1, Registration No. 333-47016.

 (1)(c)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name GE Capital Life
           Separate Account II to Genworth Life of New York VA Separate Account
           1. Previously filed on January 3, 2006 with Post-Effective Amendment
           No. 22 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (2)       Not Applicable.

 (3)       Underwriting Agreement between GE Capital Life and Capital Brokerage
           Corporation. Previously filed on May 13, 1998 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

 (3)(i)    Dealer Sales Agreement. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

 (4)(i)    Form of Policy NY1155 4/00. Previously filed on November 2, 2001 with
           Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

 (4)(ii)   Endorsements to Policy.

    (a)    Guarantee Account Rider NY4066. Previously filed on September 10,
           1997 with initial filing to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

    (a)(i) Guarantee Account Endorsement NY5265 6/03. Previously filed on August
           27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-47016.

    (b) Trust Endorsement NY5066. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

    (c)    Pension Endorsement NY5067. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

    (d) Individual Retirement Annuity Endorsement NY5069. Previously filed on
        May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
        Capital Life Separate Account II, Registration No. 333-39955.

    (e) 403(b) Annuity Endorsement NY5070. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-39955.

    (f) Optional Death Benefit Rider NY5071. Previously filed on March 1,
        2000 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
        Life Separate Account II, Registration No. 333-39955.

    (g) Roth IRA Annuity Endorsement NY5134. Previously filed on November 2,
        2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
        Life Separate Account II, Registration No. 333-47016.

    (h) Death Benefit available at Death of Any Annuitant Endorsement
        NY5155 12/00. Previously filed on September 13, 2002 with
        Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

    (i) Enhanced Payment Rider NY5136 11/00. Previously filed on September
        13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE
        Capital Life Separate Account II, Registration No. 333-47016.

    (j) Payment Protection Rider. Previously filed on May 17, 2005 with
        Post-Effective Amendment No. 20 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

    (k) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

    (l) Payment Protection Variable Annuity Rider. Previously filed on
        October 20, 2006 with Post-Effective Amendment No. 26 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-47016.

    (m) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-47016.

    (n) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

    (o) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on August 26, 2008 with Post-Effective Amendment No. 32 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-47016.

 (5)    Form of Application. Previously filed on October 20, 2006 with
        Post-Effective Amendment No. 26 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-47016.

 (6)(a) Amended and Restated Articles of Incorporation of Genworth Life
        Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-47016.

 (6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

 (7)    Reinsurance Agreement. Previously filed on April 30, 2004 with Post
        Effective Amendment No. 16 to Form N-4 for GE Capital Life Separate
        Account II, Registration No. 333-47016.

 (7)(a) Reinsurance Agreement. Previously filed on April 26, 2010 with
        Post-Effective Amendment No. 37 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-47016.

 (8)(a) Fund Participation Agreement between J.P. Morgan Series Trust II and
        GE Capital Life Assurance Company of New York. Previously filed on
        April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(a)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and JP Morgan Series Trust II.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(b) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(c)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(d)    Fund Participation Agreement between Janus Aspen Series and GE
           Capital Life Assurance Company of New York. Previously filed on April
           28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-97085.

 (8)(e)    Form of Participation Agreement regarding Oppenheimer Variable
           Account Funds. Previously filed on May 1, 2002 with Post-Effective
           Amendment 5 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-47016.

 (8)(f)    [Reserved.]

 (8)(g)    Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47016.

 (8)(g)(i) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life Insurance Company of New York.
           Previously filed on April 29, 2008 with Post-Effective Amendment
           No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47016.

 (8)(h)    Form of Participation Agreement regarding Goldman Sachs Variable
           Insurance Trust. Previously filed on April 28, 2005 with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-97085.

 (8)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(j) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(j)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(k)    Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (8)(l) Fund Participation Agreement between Genworth Life Insurance Company of New York and Dreyfus. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (8)(m) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(n)    Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(n)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and PIMCO Variable Insurance Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(o)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed on April
           28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-97085.

 (8)(p)    [Reserved.]

 (8)(q)    Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(q)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47016.

 (8)(r) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 18 to Form N-4 for GE Capital Life Separate Account II, SEC File No. 333-47016.

 (8)(s)    Form of Fund Participation Agreement between American Century
           Investment Services, Inc. and GE Capital Life Assurance Company of
           New York regarding American Century Variable Portfolios II, Inc.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(t)    Fund Participation Agreement between Eaton Vance Variable Trust and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(t)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life Insurance Company of New York and
           Capital Brokerage Corporation. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-47016.

 (8)(v) Fund Participation Agreement between Nations Separate Account Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(w)    Fund Participation Agreement between The Prudential Series Fund, Inc.
           and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(x)    Fund Participation Agreement between Scudder Variable Series II and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(x)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and DWS Variable Series II. Previously filed on April 25,
           2007 with Post-Effective Amendment No. 28 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-47016.

 (8)(y) Fund Participation Agreement between Van Kampen Life Investment Trust and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(z)    Fund Participation Agreement between American Century Investment
           Services, Inc. and GE Capital Life Assurance Company of New York regarding American Century Variable Portfolios, Inc. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(aa)   Fund Participation Agreement between JPMorgan Insurance Trust and
           Genworth Life Insurance Company of New York. Previously filed on
           April 24, 2006 with Post Effective Amendment No. 24 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(bb) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(cc) Fund Participation Agreement between Genworth Life Insurance Company of New York, Genworth Variable Insurance Trust and Genworth Financial
           Wealth Management, Inc. Previously filed on April 27, 2009 with
           Post-Effective Amendment No. 35 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (9)       Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life
           Insurance Company of New York. Previously filed on April 26, 2010 with Post-Effective Amendment No. 37 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-47016.

(10) Consent of Independent Registered Public Account Firm. Previously filed on April 26, 2010 with Post-Effective Amendment No. 37 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

(11)       Not Applicable.

(12)       Not Applicable.

(13)       Power of Attorney. Previously filed on April 26, 2010 with
           Post-Effective Amendment No. 37 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

Item 25.  Directors and Officers of the Depositor

       Name                    Address                      Position with Company
       ----                    -------                       ---------------------
David J. Sloane..... 666 Third Avenue, 9th Floor  Director, Chairperson of the Board,
                     New York, New York 10017     President and Chief Executive Officer
Marshal S. Belkin... 345 Kear Street              Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street       Director, Vice President and Assistant
                     Richmond, Virginia 23230     Secretary
Richard I. Byer..... 11 Westwind Road             Director
                     Yonkers, New York 10710
Paul A. Haley....... 6610 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Actuary
Pamela S. Schutz.... 6610 West Broad Street       Director and Executive Vice President
                     Richmond, Virginia 23230
Ronald P. Joelson... 6620 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Investment Officer
Thomas M. Stinson... 6630 West Broad Street       Director and President, Long Term Care
                     Richmond, Virginia 23230     Division
Terrence O. Jones... 7 Times Square Tower         Director
                     Suite 1906
                     New York, New York 10036
Kelly L. Groh....... 6610 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Financial Officer
Alexandra Duran..... 150 E. 85th Street           Director
                     New York, New York 10028
Harry D. Dunn....... 700 Main Street              Director and Senior Vice President
                     Lynchburg, Virginia 24504
James J. Buddle..... 704 Green View Lane          Director
                     Doylestown, PA 18901
John G. Apostle, II. 6620 West Broad Street       Vice President and Chief Compliance
                     Richmond, Virginia 23230     Officer
Thomas E. Duffy..... 6610 West Broad Street       Senior Vice President, General Counsel and
                     Richmond, Virginia 23230     Secretary
Geoffrey S. Stiff... 6610 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
John Connolly....... 6620 West Broad Street       Senior Vice President, Long Term Care
                     Richmond, Virginia 23230     Division
Elena K. Edwards.... 700 Main Street              Senior Vice President
                     Lynchburg, Virginia 24504
Christopher J. Grady 6610 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Patrick B. Kelleher. 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Scott J. McKay...... 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Leon E. Roday....... 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
James H. Reinhart... 6610 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Jac J. Amerell...... 6610 West Broad Street       Vice President and Controller
                     Richmond, Virginia 23230

       Name                  Address           Position with Company
       ----                   -------          ---------------------
Gary T. Prizzia..... 6620 West Broad Street       Treasurer
                     Richmond, Virginia 23230
Matthew P. Sharpe... 6610 West Broad Street       Vice President
                     Richmond, Virginia 23230
Michael P. Cogswell. 6610 West Broad Street       Vice President
                     Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 2,998 owners of Qualified Contracts and 2,327 owners of Non-Qualified Contracts as of June 24, 2010.


Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses

   (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)

       Name                  Address             Positions and Offices with Underwriter
       ----                   -------            --------------------------------------
Christopher J. Grady 6610 W. Broad St.         Director, President and Chief Executive
                     Richmond, VA 23230        Officer
Thomas E. Duffy..... 6610 W. Broad St.         Director and Vice President
                     Richmond, VA 23230
John G. Apostle, II. 6620 W. Broad St.         Director
                     Richmond, VA 23230
Patrick B. Kelleher. 6610 W. Broad St.         Senior Vice President
                     Richmond, VA 23230
Geoffrey S. Stiff... 6610 W. Broad St.         Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,          Senior Vice President
                     2nd Floor
                     Stamford, CT 06905
Scott E. Wolfe...... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                     Richmond, VA 23230        Officer
Kelly L. Groh....... 6610 W. Broad Street      Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.         Vice President
                     Richmond, VA 23230
Michele L. Trampe... 6610 W. Broad St.         Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street      Treasurer
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.         Financial & Operations Principal
                     Richmond, VA 23230

   (c)

                                     (2)
            (1)                Net Underwriting       (3)           (4)
          Name of               Discounts and   Compensation on  Brokerage      (5)
    Principal Underwriter        Commissions      Redemption    Commissions Compensation
    ---------------------      ---------------- --------------- ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     11.0%    $6.2 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 30th day of June, 2010.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                     ACCOUNT 1
                                   (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

                                   BY: GENWORTH LIFE INSURANCE COMPANY OF
                                         NEW YORK
                                       (Depositor)

                                   By:         /S/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signature                         Title                      Date
        ---------                         -----                       ----

  /S/  DAVID J. SLOANE    Director, Chairperson of the Board,    June 30, 2010
 ------------------------   President and Chief Executive
     David J. Sloane        Officer

 ------------------------ Director                               June   , 2010
    Marshal S. Belkin

  /S/  WARD E. BOBITZ*    Director, Vice President and           June 30, 2010
 ------------------------   Assistant Secretary
     Ward E. Bobitz

  /S/  RICHARD I. BYER*   Director                               June 30, 2010
 ------------------------
     Richard I. Byer

   /S/  PAUL A. HALEY*    Director, Senior Vice President and    June 30, 2010
 ------------------------   Chief Actuary
      Paul A. Haley

 ------------------------ Director                               June   , 2010
     Alexandra Duran

 /S/  PAMELA S. SCHUTZ*   Director and Executive Vice President  June 30, 2010
 ------------------------
    Pamela S. Schutz

 /S/  GEOFFREY S. STIFF*  Senior Vice President                  June 30, 2010
 ------------------------
    Geoffrey S. Stiff

            Signature                     Title                  Date
            ---------                     -----                   ----

     /S/  THOMAS M. STINSON*  Director and President, Long   June 30, 2010
     ------------------------   Term Care Division
        Thomas M. Stinson

     ------------------------ Director, Senior Vice          June  , 2010
        Ronald P. Joelson       President and Chief
                                Investment Officer

       /S/  HARRY D. DUNN*    Director and Vice President    June 30, 2010
     ------------------------
          Harry D. Dunn

     /S/  TERRENCE O. JONES*  Director                       June 30, 2010
     ------------------------
        Terrence O. Jones

      /S/  JAMES J. BUDDLE*   Director                       June 30, 2010
     ------------------------
         James J. Buddle

       /S/  KELLY L. GROH*    Director, Senior Vice          June 30, 2010
     ------------------------   President and Chief
          Kelly L. Groh         Financial Officer

      /S/  JAC J. AMERELL*    Vice President and Controller  June 30, 2010
     ------------------------
         Jac J. Amerell



*By:     /S/  MICHAEL P.      , pursuant to Power of         June 30, 2010
             COGSWELL           Attorney executed on
      ----------------------    December 16, 2009.
       Michael P. Cogswell